Leases - Reconciliation of the finance lease creditors (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	£ 1,166	£ 673
Additions due to changes in estimates		577
Interest element of payments to finance lease creditors	(74)	(46)
Principal element of payments to finance lease creditors	(145)	(84)
Interest expense on leases	74	46
Ending balance	£ 1,021	£ 1,166	£ 673
Bristol property
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement term			10 years
Term of lease terminate			5 years
Expected useful life of right-of-use asset		10 years	5 years